Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On March 22, 2023, the Company implemented a 30-to-1 share combination on its ordinary shares.

On March 27, 2023, signed a shares subscription agreement with a strategic investor, CHINA ORIENT SMART ECOTECH INVESTMENT GROUP LIMITED, pursuant to which the Company agreed to issue a total of 5,469,019 restricted ordinary shares for an aggregate of $220 million of investment. The closing of the investment is in two tranches. The first tranche of $22 million is expected be within 30 working days from the date of the Share Subscription Agreement, and the remaining $198 million is expected to be within 60 days thereafter.

In the normal course of its business, the Company is party to litigation as both a defendant and plaintiff. As of December 31, 2022, the Company is a defendant in a case involving a contract dispute and another an administrative dispute. In consultation with its counsel, the Company estimates its potential combined loss as $980,000; however, the cases are ongoing, the Company is defending itself vigorously and the final outcome of both cases cannot be determined at this time.